CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2018 $ / shares	Sep. 30, 2018 CNY (¥) shares
Preferred Stock, No Par Value | $ / shares	$ 0		$ 0
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Common Stock, No Par Value | $ / shares	$ 0		$ 0
Common stock, shares authorized	60,000,000	60,000,000		60,000,000
Common stock, shares issued	4,866,633	4,866,633		3,261,153
Common stock, shares outstanding	4,801,724	4,801,724		3,196,244
Treasury stock, shares	64,909	64,909		64,909
Total assets	$ 36,913	¥ 261,112		¥ 430,101
Liabilities	$ 39,103	276,587		453,449
Variable Interest Entity, Not Primary Beneficiary [Member]
Total assets | ¥		244,722		423,533
Liabilities | ¥		¥ 264,074		¥ 450,585